Severance Pay Obligations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit expense	$ 75
Severance pay expenses	225	$ 221	$ 191
Severance pay due to contribution plans	225	$ 221	$ 191
Insurance Companies [Member]
Severance pay due to contribution plans	225
One or More Contribution Plans [Member]
Severance pay due to contribution plans	$ 225